UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2003

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         November 13, 2003
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: $145,045,610 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE

 9/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

AFLAC Corp                       COMMON  001055102    1,324,224        36,300     X    ALL                     36,300
Abbott Labs                      COMMON  002824100      833,903        19,566     X    ALL                     19,566
Adobe Systems                    COMMON  00724F101    1,400,976        32,015     X    ALL                     32,015
Advanced Energy Industries, Inc. COMMON  007973100      312,634        13,700     X    ALL                     13,700
Alcoa, Inc.                      COMMON  013817101      263,611         8,350     X    ALL                      8,350
Altria Group Inc. (PhilipMorris) COMMON  02209S103    4,379,564        94,184     X    ALL                     94,184
Amgen, Incorporated              COMMON  031162100    4,064,117        65,805     X    ALL                     65,805
Apache Corporation               COMMON  037411105      857,972        12,306     X    ALL                     12,306
Applied Materials, Inc.          COMMON  038222105    1,790,582        76,750     X    ALL                     76,750
BB & T Corporation               COMMON  054937107    1,636,905        42,330     X    ALL                     42,330
BP P.L.C. Spon ADR               COMMON  055622104      300,773         7,097     X    ALL                      7,097
Bank of America Corporation      COMMON  060505104      867,412        11,454     X    ALL                     11,454
Bed Bath & Beyond                COMMON  075896100    1,784,051        42,256     X    ALL                     42,256
BellSouth Corp.                  COMMON  079860102      290,594        11,045     X    ALL                     11,045
Berkshire Hathaway Class B       COMMON  084670207      611,831           236     X    ALL                        236
Biomet Incorporated              COMMON  090613100    3,980,256       110,997     X    ALL                    110,997
Bristol-Myers Squibb             COMMON  110122108      766,986        30,232     X    ALL                     30,232
C. H. Robinson Worldwide         COMMON  12541W100    1,107,903        28,155     X    ALL                     28,155
Capital One Financial Corp.      COMMON  14040H105      335,738         5,522     X    ALL                      5,522
Caterpillar Inc.                 COMMON  14912310       241,824         3,300     X    ALL                      3,300
The Cheesecake Factory, Inc.     COMMON  163072101    1,039,701        26,025     X    ALL                     26,025
ChevronTexaco Corp Com           COMMON  166764100      561,337         7,555     X    ALL                      7,555
Cisco System Inc.                COMMON  17275R102      982,286        46,932     X    ALL                     46,932
Cintas Corporation               COMMON  172908105    1,007,770        23,535     X    ALL                     23,535

TOTAL                                                30,742,950

 9/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Coca Cola Company                COMMON  191216100      927,136        19,981     X    ALL                     19,981
Cognex Corporation               COMMON  192422103      248,337         9,249     X    ALL                      9,249
Costco Whsl Corporation          COMMON  22160K105      406,791        11,475     X    ALL                     11,475
Cox Communications               COMMON  224044107      539,504        15,835     X    ALL                     15,835
Dell Inc.                        COMMON  247025109      526,500        14,625     X    ALL                     14,625
DENTSPLY Int'l. Inc.             COMMON  249030107      545,833        12,425     X    ALL                     12,425
Dollar Tree Stores, Inc.         COMMON  256747106      782,075        20,425     X    ALL                     20,425
Dominion Resources, Inc.  VA     COMMON  25746U109    1,049,293        17,034     X    ALL                     17,034
E. I. duPont deNemours Co., Inc. COMMON  263534109      917,080        22,700     X    ALL                     22,700
Emerson Electric Company         COMMON  291011104    1,490,092        26,257     X    ALL                     26,257
Expeditors Intl of WashingtonInc COMMON  302130109    1,493,720        39,790     X    ALL                     39,790
Exxon Mobil Corp.                COMMON  30231G102    3,756,508       102,693     X    ALL                    102,693
FactSet Research Systems         COMMON  303075105      665,510        15,250     X    ALL                     15,250
Fastenal Co.                     COMMON  311900104    2,089,208        46,980     X    ALL                     46,980
Freddie Mac  (Voting Shares)     COMMON  313400301    1,222,246        21,775     X    ALL                     21,775
Fidelity High Income Fund        COMMON  316146406      124,317        14,079     X    ALL                     14,079
Forest Labs Inc.                 COMMON  345838106      345,069         6,900     X    ALL                      6,900
Fortune Brands Inc.              COMMON  349631101      293,175         4,500     X    ALL                      4,500
Fundamental Investors Fd CL F    COMMON  360802409      255,255         9,600     X    ALL                      9,600
General Electric                 COMMON  369604103    3,857,012       132,954     X    ALL                    132,954
Gentex Corp                      COMMON  371901109    2,611,776        66,900     X    ALL                     66,900
GlaxoSmithKline PLC ADR          COMMON  37733W105      344,417         7,956     X    ALL                      7,956
HCC Insurance                    COMMON  404132102      368,621        12,650     X    ALL                     12,650
Harley-Davidson Inc              COMMON  412822108    1,791,913        37,796     X    ALL                     37,796

TOTAL                                                26,651,388

 9/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Harte Hanks, Inc.                COMMON  416196103    1,738,437        87,490     X    ALL                     87,490
Health Management Assoc CL A     COMMON  421933102    3,348,228       151,161     X    ALL                    151,161
Hewitt Associates                COMMON  42822Q100    2,093,013        81,440     X    ALL                     81,440
Hewlett Packard Co.(compaq)      COMMON  428236103      255,784        11,465     X    ALL                     11,465
INTEL Corporation                COMMON  458140100    4,023,495       122,109     X    ALL                    122,109
International Business Machines  COMMON  459200101      581,532         6,499     X    ALL                      6,499
Jefferson Pilot Corporation      COMMON  475070108      289,686         6,068     X    ALL                      6,068
Johnson & Johnson, Inc.          COMMON  478160104    4,335,396        86,139     X    ALL                     86,139
Kimberly Clark Corporation       COMMON  494368103      435,687         8,250     X    ALL                      8,250
Kinder Morgan                    COMMON  49455P101      208,847         3,900     X    ALL                      3,900
Eli Lilly & Company              COMMON  532457108    1,390,029        20,865     X    ALL                     20,865
Linear Technology Corporation    COMMON  535678106    1,539,759        36,136     X    ALL                     36,136
Littelfuse, Inc.                 COMMON  537008104    1,091,930        41,050     X    ALL                     41,050
Lowes Companies Inc.             COMMON  548661107    2,804,246        47,586     X    ALL                     47,586
Manulife Financial Corporation   COMMON  56501R106      264,326         8,715     X    ALL                      8,715
Markel Corporporation            COMMON  570535104    6,154,278        24,384     X    ALL                     24,384
McGraw Hill, Incorporated        COMMON  580645109    2,008,510        30,000     X    ALL                     30,000
Medtronic Inc.                   COMMON  585055106    4,130,395        90,638     X    ALL                     90,638
Merck & Company,                 COMMON  589331107      626,360        14,155     X    ALL                     14,155
Microsoft Corp.                  COMMON  594918104      889,234        34,018     X    ALL                     34,018
Molex, Inc. Class A (Non-Voting) COMMON  608554200      649,368        24,504     X    ALL                     24,504
Moodys Corp                      COMMON  615369105    1,412,793        24,430     X    ALL                     24,430
National Commerce Financial Corp COMMON  63545P104      297,251        10,821     X    ALL                     10,821
Neuberger Berman Inc.            COMMON  641234109      231,925         5,350     X    ALL                      5,350

TOTAL                                                40,800,509

 9/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Nokia Corp. Sponsored ADR        COMMON  654902204    1,684,313        99,135     X    ALL                     99,135
Norfolk Southern Corporation     COMMON  655844108      320,527        15,907     X    ALL                     15,907
North Fork Bancorporation, Inc.  COMMON  659424105    2,602,540        66,766     X    ALL                     66,766
Omnicare, INC.                   COMMON  681904108      781,181        20,375     X    ALL                     20,375
Oracle Systems Corp.             COMMON  68389X105    2,560,805       213,934     X    ALL                    213,934
Outback Steakhouse, Incorporated COMMON  689899102      706,650        16,825     X    ALL                     16,825
Paychex, Incorporated            COMMON  704326107    2,114,134        54,320     X    ALL                     54,320
Pepsico Inc.                     COMMON  713448108    1,655,768        34,625     X    ALL                     34,625
Pfizer, Inc.                     COMMON  717081103    5,097,932       161,327     X    ALL                    161,327
Plum Creek Timber Co., Inc.      COMMON  729251108    1,006,258        38,188     X    ALL                     38,188
Procter & Gamble Co.             COMMON  74271810       243,660         2,479     X    ALL                      2,479
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      293,296         6,805     X    ALL                      6,805
Progressive Corp.                COMMON  743315103      387,450         5,250     X    ALL                      5,250
ResMed Inc.                      COMMON  761152107    1,284,441        30,750     X    ALL                     30,750
Royal Dutch Petroleum Co.        COMMON  780257804      617,949        13,924     X    ALL                     13,924
ServiceMaster Co., Inc.          COMMON  81760N109      162,530        14,170     X    ALL                     14,170
South Financial Group, Inc.      COMMON  837841105      391,969        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      624,250        20,948     X    ALL                     20,948
Suntrust Banks, Inc.             COMMON  867914103    1,011,416        15,080     X    ALL                     15,080
Texas Instruments, Inc.          COMMON  882508104    1,493,024        51,626     X    ALL                     51,626
3M Co Com                        COMMON  88579Y101      615,186         7,800     X    ALL                      7,800
Tiffany & Co                     COMMON  886547108    2,521,972        53,150     X    ALL                     53,150
United Dominion Realty Trust     COMMON  910197102      214,845        12,312     X    ALL                     12,312
United Parcel Service Class B    COMMON  911312106    1,635,326        22,550     X    ALL                     22,550

TOTAL                                                30,027,422

 9/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

United Technologies              COMMON  913017109      271,009         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109      253,822         7,035     X    ALL                      7,035
Verizon Communications           COMMON  92343V104      425,207        12,655     X    ALL                     12,655
Viacom Class B                   COMMON  925524308      304,884         7,647     X    ALL                      7,647
Vodafone Group PLC               COMMON  92857W100    4,306,157       203,600     X    ALL                    203,600
Wachovia Corp Com                COMMON  929903102    1,400,666        30,536     X    ALL                     30,536
Washington Mutual                COMMON  939322103      851,617        19,465     X    ALL                     19,465
Washington Mut Inv Fd CL F       COMMON  939330403      305,762        11,279     X    ALL                     11,279
Washington Real Estate Inv. Tr.  COMMON  939653101      254,560         8,600     X    ALL                      8,600
Waters Corporation               COMMON  941848103    1,744,531        55,505     X    ALL                     55,505
Wells Fargo & Company            COMMON  949746101    1,038,708        18,443     X    ALL                     18,443
Wilmington Trust Corporation     COMMON  971807102      740,623        21,990     X    ALL                     21,990
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,430,134        32,400     X    ALL                     32,400
Zebra Technologies Corporation   COMMON  989207105    1,067,999        18,688     X    ALL                     18,688
Zimmer Holdings Inc              COMMON  98956P102    1,559,962        24,447     X    ALL                     24,447
Noble Corporation                COMMON  G65422100      867,700        25,275     X    ALL                     25,275

TOTAL                                                16,823,341

GRAND TOTAL                                         145,045,610
